FINANCE EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Finance expense [abstract]
Interest on financial liabilities measured at amortised cost	R (2.6)	R (2.3)	R (2.0)
Unwinding of provision for environmental rehabilitation	(45.0)	(44.7)	(52.0)
Discount recognised on Payments made under protest	(21.1)	(7.4)	(7.1)
Interest on lease liabilities	(4.2)	(4.5)	(5.1)
Unrealised foreign exchange loss	0.0	(8.4)	0.0
Other Finance expenses	(1.9)	(2.2)	(2.6)
Finance expense	R (74.8)	R (69.5)	R (68.8)